Exhibit 99
Monthly Servicing Report
Superior Wholesale Inventory Financing Trust 2007-A E-1
November 2007

I Initial SWIFT 2007-A E-1 Series 2004-A Statistics

Trust Cap	$1,610,000,000.00
Pool Balance at Sale Date	$1,811,887,114.33
Initial Trust Balance	$1,545,395,607.03
Offered Class A Term Notes, Series 2007-A	$823,600,000.00
Offered Class B Term Notes, Series 2007-A	$112,700,000.00
Offered Class C Term Notes, Series 2007-A	$48,300,000.00
Retained Class D Term Notes, Series 2007-A	$16,100,000.00
Initial 2007-A Revolving Note Balance	$335,395,607.03
2007-A Certificate Balance	$209,300,000.00
Reserve Fund	$24,150,000.00
Class A Term Note Cash Accumulation Reserve Fund	$5,618,881.00
Class B Term Note Cash Accumulation Reserve Fund	$1,379,279.00
Class C Term Note Cash Accumulation Reserve Fund	$983,520.00
Class D Term Note Cash Accumulation Reserve Fund	$436,840.00

II Current Collection Period Statistics

Pool and Trust Statistics

Beginning Pool Balance	$1,519,805,263.31

New A/R Principal	$672,737,965.10
Principal Reductions	$(499,282,276.49)
Factory Credits/Warranty Repurchases	$(125,968,637.90)
Partial Pay-Off Account	$(8,798,146.51)
Administrative Repurchases	—
Warranty Repurchases	—
Eligible Accounts Repurchased	—
Defaulted Receivables	—

Net Change in Pool Balance	$38,688,904.20

Ending Pool Balance	$1,558,494,167.51
Average Daily Pool Balance	$1,526,820,741.74

Beginning Trust Balance	$1,428,499,285.08
Ending Trust Balance	$1,462,878,098.69
Average Daily Trust Balance	$1,436,558,126.46

Beginning Cash Accumulation Reserve Fund Account — Class A Term Notes Series 2007	$5,618,881.00
Ending Cash Accumulation Reserve Fund Account — Class A Term Notes Series 2007	$5,618,881.00
Change in Cash Accumulation Reserve Fund Account — Class A Term Notes Series 2007	$—

Beginning Cash Accumulation Reserve Fund Account — Class B Term Notes	$1,379,279.00
Ending Cash Accumulation Reserve Fund Account — Class B Term Notes	$1,379,279.00
Change in Cash Accumulation Reserve Fund Account — Class B Term Notes	$—

Beginning Cash Accumulation Reserve Fund Account — Class C Term Notes	$983,520.00
Ending Cash Accumulation Reserve Fund Account — Class C Term Notes	$983,520.00
Change in Cash Accumulation Reserve Fund Account — Class C Term Notes	$—

Beginning Cash Accumulation Reserve Fund Account — Class D Term Notes	$436,840.00
Ending Cash Accumulation Reserve Fund Account — Class D Term Notes	$436,840.00
Change in Cash Accumulation Reserve Fund Account — Class D Term Notes	$—

Excess Available Receivable Balance	$—

Defaulted Receivables — Eligible	—
Defaulted Receivables — Ineligible	—

Gross Weighted Average Receivable Rate	7.28%
Weighted Average Cost of Wholesale Incentive Plan	0.59%

Securities Balances

Beginning Offered Class A Term Notes, Series 2007-A Balance	$823,600,000.00
Ending Offered Class A Term Notes, Series 2007-A Balance	$823,600,000.00
Average Daily Offered Class A Term Notes, Series 2007-A Balance	$823,600,000.00

Beginning Offered Class B Term Notes, Series 2007-A Balance	$112,700,000.00
Ending Offered Class B Term Notes, Series 2007-A Balance	$112,700,000.00
Average Daily Offered Class B Term Notes, Series 2007-A Balance	$112,700,000.00

Beginning Offered Class C Term Notes, Series 2007-A Balance	$48,300,000.00
Ending Offered Class C Term Notes, Series 2007-A Balance	$48,300,000.00
Average Daily Offered Class C Term Notes, Series 2007-A Balance	$48,300,000.00

Beginning Offered Class D Term Notes, Series 2007-A Balance	$16,100,000.00
Ending Offered Class D Term Notes, Series 2007-A Balance	$16,100,000.00
Average Daily Offered Class D Term Notes, Series 2007-A Balance	$16,100,000.00

Beginning Revolving Note 2007-RN1 Balance	$218,499,285.08
Ending Revolving Note 2007-RN1 Balance	$252,878,098.69
Average Daily Revolving Note 2007-RN1 Balance	$226,558,126.46

Beginning 2007-A Certificate Balance	$209,300,000.00
Ending 2007-A Certificate Balance	$209,300,000.00
Average Daily 2007-A Certificate Balance	$209,300,000.00

III Trust Percentage & Trust Interest Collections

Average Daily Offered Class A Term Notes, Series 2007-A Balance	$823,600,000.00
Average Daily Offered Class B Term Notes, Series 2007-A Balance	$112,700,000.00
Average Daily Offered Class C Term Notes, Series 2007-A Balance	$48,300,000.00
Average Daily Offered Class D Term Notes, Series 2007-A Balance	$16,100,000.00
Average Daily Revolving Note 2007-RN1 Balance	$226,558,126.46
Average Daily 2007-A Certificate Balance	$209,300,000.00

Average Daily Trust Balance	$1,436,558,126.46

Average Daily Pool Balance	$1,526,820,741.74

Total Interest Collected	$10,409,085.59
Trust Percentage	94.088198253%

Monthly Servicing Report
Superior Wholesale Inventory Financing Trust 2007-A E-1
November 2007

			Beginning			Ending
			Note Distribution	Current Month	Required	Note Distribution
			Account Balance	Actual Amounts	Distribution	Account Balance
IV Distribution of Trust Interest

Available Trust Interest:

Trust Interest Collections				$8,978,101.87

Minimum Investment Proceeds (Commercial Paper)				$—
Minimum Investment Proceeds (Money Market Funds)				$168,869.41

				$9,146,971.28

Net Payments (proceeds) for Term Note and Revolving Note (Basis Swap)				($236,477.26)

Class A Term Notes Interest	Interest Rate (LIBOR+.10%)	4.75188%
Series 2007-A	Average Daily Balance	$823,600,000.00	N/A	$3,478,798.55	$3,478,798.55	N/A
	# of Days of Interest	32

Class B Term Notes Interest	Interest Rate (LIBOR+.30%)	4.95188%
	Average Daily Balance	$112,700,000.00	N/A	$496,068.33	$496,068.33	N/A
	# of Days of Interest	32

Class C Term Notes Interest	Interest Rate (LIBOR+.60%)	5.25188%
	Average Daily Balance	$48,300,000.00	N/A	$225,480.71	$225,480.71	N/A
	# of Days of Interest	32

Class D Term Notes Interest	Interest Rate (LIBOR+.85%)	5.50188%
	Average Daily Balance	$16,100,000.00	N/A	$78,738.02	$78,738.02	N/A
	# of Days of Interest	32

Revolving Note 2007-RN1

			N/A	$1,095,842.60	$1,095,842.60	N/A

	# of Days in Collection Period	30

		Subtotal		$5,138,450.95

	Interest Available After Notes			$4,008,520.33

Servicer Advances Not Previously Reimbursed				$—

Reserve Fund Deposit Amount				$—

Cash Accumulation Reserve Fund Deposit Amount				$—

2007-A Certificate Interest	Interest Rate (LIBOR+2.50%)	7.15188%
	Average Daily Balance	$209,300,000.00	N/A	$1,330,567.54	$1,330,567.54	N/A
	# of Days of Interest	32

Trust Defaulted Amount				$—

Unreimbursed Trust Charge-Offs				$—

		Seller Excess Interest		$2,677,952.79

Class A Term Note Cash Accumulation Reserve Fund Draw Amount				$—
Class B Term Note Cash Accumulation Reserve Fund Draw Amount				$—
Class C Term Note Cash Accumulation Reserve Fund Draw Amount				$—
Class D Term Note Cash Accumulation Reserve Fund Draw Amount				$—
		Seller Excess Interest + Draw Amount		$2,677,952.79

Monthly Service Fee (1/12 of 1% of Average Daily Trust Invested Balance)				$1,197,131.77

V Summary
(A) Coverage of Deficiency Amount
Deficiency Amount		$—		From Bank of New York to GMAC
	Deficiency Amount Covered by Servicer Advance	—
(a) Monthly Service Fee		—		Seller Excess Interest		$2,677,952.79
	(b) (1) Aggregate Term Noteholders’ Interest	—		Cash Accumulation Draw Amount-Class A Term Notes		$—
	(2) Revolver Interest	—		Cash Accumulation Draw Amount-Class B Term Notes		$—
	(3) Specified Support Arrangements Payments	—		Cash Accumulation Draw Amount-Class C Term Notes		$—
	(c) Aggregate Certificateholders’ Interest	—		Cash Accumulation Draw Amount-Class D Term Notes		$—
	Unsatisfied Deficiency Amount	—		Ineligible Interest		$—
	Unsatisfied Deficiency Amount Covered by Reserve	—		Additional Trust Principal		$—
	(a) Monthly Service Fee	—		Minimum Investments Received for Current Month		$(168,869.41)

	(b) (1) Aggregate Term Noteholders’ Interest	—		12/17/2007 - Distribution to GMAC		$2,509,083.38

	(2) Revolver Interest	—
	(3) Specified Support Arrangements Payments	—
	(c) Aggregate Certificateholders’ Interest	—		From Bank of New York to HSBC
	(d) Servicer Advances not previously reimbursed	—		From HSBC to GMAC
	(e) Trust Defaulted Amount	—		Certificate Interest Due GMAC		$1,330,567.54

				From Bank of New York to HSBC
	(B) Beginning Unreimbursed Trust Charge-Offs	—		From HSBC to DTC
	Plus: Trust Charge-Offs (Prior Trust Defaulted Amount)	—		Certificate Interest Due Investors		$—

	Plus: Trust Defaulted Amounts(Current)	—
	Less: Amount Covered by Trust Interest Collections	—
	Less: Reserve Fund Draw Amount	—
	Ending Unreimbursed Trust Charge-Offs	—

	(C) Beginning Unreimbursed Servicer Advance	—
	Plus: Servicer Advance (Current Month)	—		From Bank of New York to Term Note Holders (DTC)
	Less: Reimbursed Servicer Advance-			Term Note Interest (Class A, B, C)		$4,200,347.59

	(From Trust Interest Collections)	—
	Ending Unreimbursed Servicer Advance	—

				From Bank of New York to GMAC
				Term Note Interest Due GMAC (Class D)		$78,738.02

	(D) Reserve Fund Required Amount	$24,150,000.00		Total Term Note Interest		$4,279,085.61

	Beginning Reserve Balance	$24,150,000.00
	Plus: Reserve Fund Deposit Amount	—		Total Disbursements From Bank of New York		$8,118,736.53

	Less: Reserve Fund Draw Amount	—

	Ending Reserve Balance	$24,150,000.00	Invest in Nations MMF from November 15, 2007 to December 17, 2007

	Required Amount Over Ending Reserve Balance	$—

	(E) Class A Term Notes Cash Accumulation Reserve Fund Required Amount	$5,618,881.00

	Beginning Class A Term Notes Cash Accumulation Reserve Fund Balance	$5,618,881.00
	Plus: Cash Accumulation Reserve Fund Deposit Amount	—
	Less: Cash Accumulation Reserve Fund Draw Amount	$—

	Ending Class A Term Notes Cash Accumulation Reserve Fund Balance	5,618,881.00	Invest in Nations MMF from November 15, 2007 to December 17, 2007

	Required Amt. Over Ending Cash Accum. Reserve Fund Bal.	$—

	(F) Class B Term Notes Cash Accumulation Reserve Fund Required Amount	$1,379,279.00

	Beginning Class B Term Notes Cash Accumulation Reserve Fund Balance	$1,379,279.00
	Plus: Cash Accumulation Reserve Fund Deposit Amount	—
	Less: Cash Accumulation Reserve Fund Draw Amount	$—

	Ending Class B Term Notes Cash Accumulation Reserve Fund Balance	$1,379,279.00	Invest in Nations MMF from November 15, 2007 to December 17, 2007

	Required Amt. Over Ending Cash Accum. Reserve Fund Bal.	$—

	(G) Class C Term Notes Cash Accumulation Reserve Fund Required Amount	$983,520.00

	Beginning Class C Term Notes Cash Accumulation Reserve Fund Balance	$983,520.00
	Plus: Cash Accumulation Reserve Fund Deposit Amount	—
	Less: Cash Accumulation Reserve Fund Draw Amount	$—

	Ending Class C Term Notes Cash Accumulation Reserve Fund Balance	$983,520.00	Invest in Nations MMF from November 15, 2007 to December 17, 2007

	Required Amt. Over Ending Cash Accum. Reserve Fund Bal.	$—

	(H) Class D Term Notes Cash Accumulation Reserve Fund Required Amount	$436,840.00

	Beginning Class C Term Notes Cash Accumulation Reserve Fund Balance	$436,840.00
	Plus: Cash Accumulation Reserve Fund Deposit Amount	—
	Less: Cash Accumulation Reserve Fund Draw Amount	$—

	Ending Class C Term Notes Cash Accumulation Reserve Fund Balance	$436,840.00	Invest in Nations MMF from November 15, 2007 to December 17, 2007

	Required Amt. Over Ending Cash Accum. Reserve Fund Bal.	$—

Monthly Servicing Report
Superior Wholesale Inventory Financing Trust 2007-A E-1
November 2007

VI Distribution Amounts
Class A Term Notes, Series 2007-A Balance Prior to Distribution	$823,600,000.00
Distribution Amount Allocable to Principal	0.00

Class A Term Notes, Series 2007-A Balance After Distribution	$823,600,000.00

Class B Term Notes, Series 2007-A Balance Prior to Distribution	$112,700,000.00
Distribution Amount Allocable to Principal	0.00

Class B Term Notes, Series 2007-A Balance After Distribution	$112,700,000.00

Class C Term Notes, Series 2007-A Balance Prior to Distribution	$48,300,000.00
Distribution Amount Allocable to Principal	0.00

Class C Term Notes, Series 2007-A Balance After Distribution	$48,300,000.00

Class D Term Notes, Series 2007-A Balance Prior to Distribution	$16,100,000.00
Distribution Amount Allocable to Principal	0.00

Class D Term Notes, Series 2007-A Balance After Distribution	$16,100,000.00

Revolving Note 2007-RN1 Balance Beginning of Collection Period	$218,499,285.08
Movement During Collection Period	34,378,813.61

Revolving Note 2007-RN1 Balance End of Collection Period	252,878,098.69

2007-A Certificate Balance Prior to Distribution	$209,300,000.00
Distribution Amount Allocable to Principal	0.00

2007-A Certificate Balance After Distribution	$209,300,000.00

VII Trust Early Amortization Triggers

(1) Average Monthly Payment Rates <20.0% Current month	30.2%
Current month - 1	38.8%
Current month - 2	31.5%
Three month Average	33.6%

(2) Reserve Fund < Reserve Fund Required Amount
Reserve Fund on Deposit	$24,150,000.00
Reserve Fund Required Amount	$24,150,000.00

Current month	$—

Reserve Fund on Deposit	$24,150,000.00
Reserve Fund Required Amount	$24,150,000.00

Current month - 1	$—

Reserve Fund on Deposit	$—
Reserve Fund Required Amount	$—

Current month - 2	$—

(3) Reserve Fund Required Amount Exceeds Reserve Fund by > Reserve Fund Trigger Amount
Reserve Fund Required Amount	$—
Reserve Fund on Deposit	$—

Current month	$—

Reserve Fund Trigger Amount	$20,000,000.00

(4) Average Daily Trust Balance/(Average Term Notes + Average Certificate Balance) Less than 75% (To be determined over most recent six Collection Periods)
Current month	118.7%
Current month - 1	116.6%
Current month - 2	118.2%
Current month - 3	117.2%
Current month - 4	126.0%
Current month - 5	126.4%
Six month Average	120.5%

(5) Aggregate Available Receivables < 70% of Aggregate Receivables
Current month	97.7%
Current month - 1	97.7%

(6) Draw on the Reserve Fund resulting from LIBOR exceeding the PRIME rate that has not been restored?	NO

VIII Cash Accumulation Triggers

Have any of the above Trust Early Amortization Events occurred with respect to the Offered Term Notes?	NO

IX Rapid Amortization Triggers

Have any of the following events occurred which would constitute a Rapid Amortization Event for the 2007-A Term Notes and an Early Amortization Event for the Trust?

(1) The occurrence of certain events of bankruptcy, insolvency or receivership relating to GMAC, the servicer, if not GMAC, or the depositor,	NO

(2) (i) (1) The filing of a petition by General Motors, or (2) the filing of a petetion by person other than General Motors that remains undismissed after 90 days, or (3) the entry of an order for relief against General Motors, in each case under Chapter 7 of the U.S. Bankruptcy Code or a similar provision of state or federal law that would result in the liquidation of General Motors; or (ii) General Motors ceases to operate as an automobile manufacturer or business (or files a motion or other pleading requesting approval of any such actions), in either case after a petition has been filed under Chapter 11 of the U.S. Bankruptcy Code or a similar provision of state and federal law,

Rapid Amortization Triggers for the 2007-A Term Notes

(2) Class A Term Note Cash Accumulation Reserve Fund < $754,967	NO
Current Month	$5,618,881.00

(3) Class B Term Note Cash Accumulation Reserve Fund < $122.092	NO
Current Month	$1,379,279.00

(4) Class C Term Note Cash Accumulation Reserve Fund < $64,400	NO
Current Month	$983,520.00

(5) Class D Term Note Cash Accumulation Reserve Fund < $24,821	NO
Current Month	$436,840.00

(6) Trust or Seller becomes required to register as an investment company.	NO

Superior Wholesale Inventory Financing Trust 2007-A E-1
ADDITIONAL POOL STATISTICS
November 2007

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool
Eligible Receivables
New GM	$1,352,000,144.12	46,603	$29,011.01	80.1%
New Non-GM	$110,664,123.04	3,998	$27,679.87	6.6%
Used GM/Non-GM	$69,667,237.72	5,207	$13,379.53	4.1%
Used Factory Auction	$120,117,164.73	8,131	$14,772.74	7.1%
Excess Adjustment	$0.00	0
Dealer Offset (By Account)	(129,835,841.69)	0
Overconcentration Adjust	(59,734,729.23)	0

	$1,462,878,098.69	63,939		97.9%

Ineligible Receivables
Delayed Pymt Privilege	$7,641,148.01	311	$24,569.61	0.5%
Med/Hvy Trucks, Marine & Off Highway Vehicles	$21,075,722.59	587	$35,904.13	1.2%
WISP Residual	$0.00	0		0.0%
Status Adjustment	$7,164,468.99	293	$24,452.11	0.4%
Dealer Offset (By Account)	$129,835,841.69	0
Overconcentration Adj	$59,734,729.23	0
Excess Adjustment	$0.00	0

	$225,451,910.51	1,191		2.1%

Total Pool Balance	$1,688,330,009.20	65,130	$25,922.46	100.0%

			# of	% of Total
			Dealers	Pool

Distribution by Dealer Credit Status
Satisfactory	Eligible	$1,077,966,403.25	228	63.8%
Limited	Eligible	$600,490,030.89	176	35.6%
Programmed	Eligible	$2,709,106.07	5	0.2%
No-Credit	Eligible	$0.00	0	0.0%
Programmed	Ineligible	$7,164,468.99	5	0.4%
No-Credit	Ineligible	$0.00	0	0.0%

		$1,688,330,009.20	409	100.0%

		# of	% of Total
		Vehicles	Pool

Total Pool Balance by Age Distribution
1-120 Days	$1,373,685,821.70	52,902	81.4%
121-180 Days	$127,770,889.08	5,147	7.6%
181-270 Days	$105,177,953.88	3,963	6.2%
Over 270 Days	$81,695,344.54	3,118	4.8%

	$1,688,330,009.20	65,130	100.0%

*	Beginning Total Pool Balance and number of outstanding receivables is $1,803,089,651.63 and 71,901 respectivley.
This Servicer Certificate relates only to SWIFT 2007-AE-1 This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how SWIFT 2007-AE-1 will perform in the future.